Significant accounting policies - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2022 customer item Distributor	Dec. 31, 2021 Distributor item	Dec. 31, 2020 Distributor item
Revenue | Customer concentration | Offline distributor A
Significant accounting policies
Number of distributor	1	1	1
Accounts and notes receivable | Credit concentration | Offline distributor
Significant accounting policies
Number of distributor		2	1
Number of customer | customer	2
Total concentration risk	33.00%	28.00%	27.00%
Purchases | Supplier concentration | One supplier A
Significant accounting policies
Number of suppliers | item	1	1	1
Total concentration risk	80.00%	75.00%	78.00%
Accounts and notes payable due | Supplier concentration | One supplier A
Significant accounting policies
Total concentration risk	86.00%	89.00%	83.00%